Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The gross changes in the carrying amount of goodwill as of December 31, 2019 and December 31, 2018 are as follows:

	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of the year	38,019	20,317
Acquisition of 6 River Systems, Inc.	264,527	—
Acquisition of Tictail, Inc.	—	15,125
Other acquisitions	9,319	2,577
Balance, end of the year	311,865	38,019